LONG-TERM AND OTHER DEBTS	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
LONG-TERM AND OTHER DEBTS	CONVERTIBLE DEBT INSTRUMENTS

	March 2020 Convertible Loan	September 2020 Convertible Debenture	Total Convertible Debt Instruments	Conversion Option
	$	$	$	$
Balance at January 1, 2021	3,676,252	15,190,638	18,866,890	1,472,520
Accretion expense	483,050	2,020,047	2,503,097	–
Foreign currency translation adjustment	216,480	844,081	1,060,561	.
Repayment	(4,375,782)	(18,054,766)	(22,430,548)	(1,472,520)
Balance at December 31, 2021	–	–	–	–

	March 2020 Convertible Loan	September 2020 Convertible Debenture	Total Convertible Debt Instruments	Conversion Option
	$	$	$	$
Beginning balance	–	–	–	–
Issuance of March 2020 Convertible Loan	3,741,675	–	3,741,675	–
Conversion option of the March 2020 Convertible Loan	(422,940)	–	(422,940)	422,940
Issuance of September 2020 Convertible Debenture	–	15,340,000	15,340,000	–
Conversion option of the September 2020 Convertible Debenture	–	(1,049,580)	(1,049,580)	1,049,580
Accretion expense	278,725	886,250	1,164,975	–
Less: financing fees	(70,376)	(313,131)	(383,507)	–
Foreign currency translation adjustment	149,168	327,099	476,267	–
Ending balance	3,676,252	15,190,638	18,866,890	1,472,520
16 - CONVERTIBLE DEBT INSTRUMENTS (CONTINUED)
March 2020 Convertible Loan
In March 2020, the Company completed a financing through the issuance of an unsecured convertible loan (the “March 2020 Convertible Loan”) to Investissement Quebec in the principal amount of $3,741,675 (CA$5,000,000). The March 2020 Convertible Loan bore interest of 7.5% and had a maturity date of March 3, 2025. An amount of $70,376 (CA$94,043) in financing fees was incurred as a direct cost in the closing of the financing. This balance was capitalized and netted against the proceeds received from the issuance of the March 2020 Convertible Loan. Since the financial instrument meets the “Fixed for Fixed” criteria under IAS 32 – Financial Instruments: Presentation (“IAS 32”), the conversion option was classified as an equity instrument at the issuance date and was not subsequently remeasured. The debt portion of the March 2020 Convertible Loan was recorded at the estimated fair value of $3,318,735 (CA$4,400,000) using an effective interest rate of 10.76% per annum at the time of issuance with the residual value of $422,940 (CA$600,000) recorded as separate component of equity. On May 6, 2021 the Company repaid the March 2020 Convertible Loan in full (including accrued interest).
September 2020 Convertible Debenture
In September 2020, the Company completed a financing through the issuance of an unsecured convertible debenture (the “September 2020 Convertible Debenture”) to Investissement Quebec in the principal amount of $15,340,000 (CA$20,000,000). The September 2020 Convertible Debenture bore interest of 15% and had a maturity date of September 1, 2023. An amount of $313,131 (CA$417,675) in financing fees was incurred as a direct cost in the closing of the financing. This balance was capitalized and netted against the proceeds received from the issuance of the September 2020 Convertible Debenture. Since the financial instrument meets the “Fixed for Fixed” criteria under IAS 32, the conversion option was classified as an equity instrument at the issuance date and is not subsequently remeasured. The debt portion of the September 2020 Convertible Debenture was recorded at the estimated fair value of $14,290,420 (CA$18,600,000) using an effective interest rate of 20.52% per annum at the time of issuance with the residual value of $1,049,580 (CA$1,400,000) recorded as a separate component in equity. On May 6, 2021 the Company repaid the September 2020 Convertible Debenture in full (including accrued interest).